Significant Event During the Reporting Period (Details) - shares		6 Months Ended
	Feb. 05, 2024	Dec. 31, 2023
Significant Event During the Reporting Period [Line Items]
Percentage of equity deposits		28.38%
ARB Berhad [Member]
Significant Event During the Reporting Period [Line Items]
Share capital		7,503,858
Subsequent [Member]
Significant Event During the Reporting Period [Line Items]
Distributable shares	14
Subsequent [Member] | ARB Berhad [Member]
Significant Event During the Reporting Period [Line Items]
Share capital	17,496,142
Percentage of equity deposits	66.18%
Distributable Shares [Member] | Subsequent [Member] | ARB Berhad [Member]
Significant Event During the Reporting Period [Line Items]
Share capital	1,000